GENERAL ADMINISTRATION (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RESEARCH AND DEVELOPMENT EXPENSES
Personnel expenses	€ (4,131)	€ (3,992)	€ (3,692)
Legal and consulting fees	(4,401)	(1,681)	(1,584)
External administrative expenses	(965)	(692)	(529)
Other administrative expenses	(3,042)	(607)	(493)
Total administrative expenses	€ (12,538)	€ (6,973)	€ (6,298)